RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Detail) - USD ($)		3 Months Ended
	Mar. 08, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 03, 2021
CONDENSED BALANCE SHEET
Offering costs			$ 5,716
Underwriting fees		$ 4,860,057
Other offering costs		581,484
Warrant liability	$ 13,882,167.00	16,753,883
Common Stock Subject to Possible Redemption	206,117,833.00
Additional paid-in capital	28,705,109.91	28,236,868	24,280
Accumulated deficit	(312,977.91)	(2,254,911)	$ (20,000)
As Previously Reported
CONDENSED BALANCE SHEET
Common Stock Subject to Possible Redemption	220,000,000.00
Additional paid-in capital	28,432,458.00
Accumulated deficit	(40,326.00)
Adjustments
CONDENSED BALANCE SHEET
Warrant liability	13,882,167.00
Common Stock Subject to Possible Redemption	(13,882,167.00)
Additional paid-in capital	272,651.91
Accumulated deficit	(272,651.91)
Initial Public Offering
CONDENSED BALANCE SHEET
Offering costs	12,681,484	13,946,641
Underwriting fees	4,400,000	4,860,057
Deferred underwriting fees	7,700,000	8,505,100
Other offering costs	581,484	581,484
Offering costs charged to shareholders' equity	12,408,832	13,647,105
Initial Public Offering | Public Warrants
CONDENSED BALANCE SHEET
Redeemable warrants				6,075,072
Offering costs	$ 272,652	$ 299,523
Initial Public Offering | Private Placement Warrants
CONDENSED BALANCE SHEET
Redeemable warrants				5,448,372